UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___     Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period      ______________ to ______________.

Date of Report (Date of earliest event reported) ______________

Commission File Number of securitizer:     ______________

Central Index Key Number of securitizer:   ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒      Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:     0001739759

Durham Mortgages A PLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable) :           Not applicable

Central Index Key Number of underwriter (if applicable) :              Not applicable

Rob Scott, +44 (0) 207 773 7930
Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an Independent Accountant’s Report on Applying Asset Agreed Upon Procedures dated February 5, 2021, of Deloitte LLP, which report sets forth the procedures and findings with respect to certain agreed-upon procedures performed by Deloitte LLP pertaining to Notes and Certificates issued by Durham Mortgages A PLC.

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 99.1	Independent Accountant’s Report on Applying Asset Agreed Upon Procedures, dated February 5, 2021, of Deloitte LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dorset Home Loans Ltd (Securitizer)

Dated: February 8, 2020
	By:	/ s / Rob Scott
		Name:	Rob Scott
		Title:	Director